UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2011

1.800344.107

NFS-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.36% 5/6/11, LOC Bank of America NA, VRDN (a)(d)	$ 1,500,000	$ 1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.5% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,100,000	2,100,000
		3,600,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 1.15% tender 5/19/11, CP mode (d)	6,700,000	6,700,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.33% 5/6/11, VRDN (a)(d)	4,700,000	4,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.8% tender 5/6/11, CP mode	5,000,000	5,000,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 5/6/11, CP mode	7,000,000	7,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (a)	14,400,000	14,400,000
		26,400,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.83% tender 5/20/11, CP mode	8,400,000	8,400,000
New York - 85.5%
Amherst Gen. Oblig. BAN Series 2010 B, 1.5% 11/16/11	21,434,577	21,561,373
Babylon Union Free School District TAN Series 2010, 1.5% 6/24/11	7,500,000	7,511,740
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	18,350,000	18,350,000
Central Islip Union Free School District TAN 1.5% 6/30/11	26,900,000	26,945,808
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.45% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,645,000	1,645,000
Commack Union Free School District:
BAN 1.5% 9/14/11	6,796,752	6,822,204
TAN 1.5% 6/30/11	26,100,000	26,148,064
Connetquot Central School District TAN 1.5% 6/30/11	21,700,000	21,739,922
Cooperstown Central School District BAN 1.5% 6/29/11	6,780,000	6,789,688
Municipal Securities - continued
	Principal Amount	Value
New York - continued
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.33% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)(d)	$ 9,055,000	$ 9,055,000
Harborfields Central School District Greenlawn TAN 1.5% 6/24/11	17,500,000	17,527,335
Kings Park Central School District TAN 1.5% 6/24/11	18,000,000	18,030,371
Lancaster Central School District BAN 1.25% 7/1/11	10,875,000	10,888,377
Lancaster Gen. Oblig. BAN 1.5% 7/22/11	13,075,000	13,103,023
Locust Valley Central School District TAN 1.5% 6/23/11	5,000,000	5,007,656
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 1998 A, 5.5% 12/1/11	1,730,000	1,779,836
0.28% 5/2/11, LOC State Street Bank & Trust Co., Boston, CP	9,450,000	9,450,000
Manhasset Union Free School District TAN 1.5% 6/23/11	9,500,000	9,515,708
Massapequa Union Free School District BAN 1.5% 7/29/11	2,684,172	2,690,350
Mattitcuk-Cutchogue Union Free School District TAN Series 2010, 1.25% 6/24/11	8,700,000	8,709,349
Mount Sinai Union Free School District TAN Series 2010, 1.25% 6/30/11	12,800,000	12,814,010
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	60,650,000	60,650,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.29% 5/6/11 (Liquidity Facility KBC Bank NV), VRDN (a)	121,550,000	121,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.32%, tender 5/28/11, LOC Wells Fargo Bank NA (a)	22,375,000	22,375,000
Series 2009 C2, 0.3%, tender 7/7/11, LOC Wells Fargo Bank NA (a)	18,900,000	18,900,000
Series 2009 D2, 0.37%, tender 7/27/11, LOC JPMorgan Chase Bank (a)	31,175,000	31,175,079
New York City Gen. Oblig.:
Bonds:
Series 2011 I, 3% 8/1/11	29,100,000	29,297,059
Series E:
5.25% 8/1/11	1,970,000	1,994,357
5.25% 8/1/11 (Escrowed to Maturity) (e)	330,000	334,080
Participating VRDN:
ROC II R 11636, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	7,760,000	7,760,000
Series BA 08 1052, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	4,425,000	4,425,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series BA 08 1064, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	$ 18,050,000	$ 18,050,000
Series Putters 2949, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	14,170,000	14,170,000
Series Putters 2951, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,065,000	3,065,000
Series Putters 3118, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,180,000	5,180,000
Series Putters 3217, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	16,905,000	16,905,000
Series Solar 07 91, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	10,040,000	10,040,000
Series 1993 A4, 0.28% 5/2/11, LOC Landesbank Baden-Wuert, VRDN (a)	2,400,000	2,400,000
Series 1995 B8, 0.27% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	11,000,000	11,000,000
Series 1995 F5, 0.27% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	14,680,000	14,680,000
Series 2003 C4, 0.27% 5/6/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	10,500,000	10,500,000
Series 2004 A6, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	7,425,000	7,425,000
Series 2006 E2, 0.23% 5/2/11, LOC Bank of America NA, VRDN (a)	4,670,000	4,670,000
Series 2006 I6, 0.26% 5/2/11, LOC California Teachers Retirement Sys., VRDN (a)	23,750,000	23,750,000
Series 2008 J11, 0.26% 5/6/11 (Liquidity Facility KBC Bank NV), VRDN (a)	17,700,000	17,700,000
Series 2008 J7, 0.3% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	11,135,000	11,135,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.24% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	1,695,000	1,695,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.33% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,005,000	12,005,000
(Beekman Tower Proj.) Series 2008 A, 0.33% 5/6/11, LOC RBS Citizens NA, VRDN (a)	38,600,000	38,600,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
(Cook Street Apts. Proj.) Series A, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.24% 5/6/11, LOC Citibank NA, VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.: - continued
(The Crest Proj.) Series 2005 A, 0.33% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 9,900,000	$ 9,900,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.3% 5/6/11, LOC Citibank NA, VRDN (a)(d)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.28% 5/6/11, LOC Citibank NA, VRDN (a)(d)	10,700,000	10,700,000
(Related-Upper East Proj.) Series A, 0.33% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)(d)	57,000,000	57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.26% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.25% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.28% 5/6/11, LOC Citibank NA, VRDN (a)(d)	4,365,000	4,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
(Brittany Dev. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	15,200,000	15,200,000
(Linden Plaza Proj.) Series 2008 A, 0.25% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	70,280,000	70,280,000
(One Columbus Place Dev. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	44,885,000	44,885,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	54,700,000	54,700,000
(Sierra Dev. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	41,935,000	41,935,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.27% 5/6/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	19,365,000	19,365,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.4% 5/6/11, LOC Bank of America NA, VRDN (a)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.29% 5/6/11, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	$ 36,000,000	$ 36,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Korean Airlines Proj.):
Series 1997 A, 0.25% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)(d)	29,900,000	29,900,000
Series 1997 B, 0.25% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)(d)	14,100,000	14,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	35,770,000	35,770,000
Series BA 08 1192, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	1,925,000	1,925,000
Series BA 08 1206, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	4,400,000	4,400,000
Series BBT 08 15, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	18,840,000	18,840,000
Series EGL 06 74 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	13,000,000	13,000,000
Series EGL 07 0157, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	14,000,000	14,000,000
Series EGL 7050083 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.26% 5/6/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	10,000,000	10,000,000
Series PT 3992, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (a)(f)	4,200,000	4,200,000
Series Putters 1289, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,835,000	3,835,000
Series Putters 2559, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,335,000	5,335,000
Series Putters 3384, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,025,000	8,025,000
Series Putters 3497Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	13,260,000	13,260,000
Series ROC II R 11249, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	10,145,000	10,145,000
Series ROC II R 11264, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	5,440,000	5,440,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11556, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	$ 9,065,000	$ 9,065,000
Series ROC II R 11635, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	10,000,000	10,000,000
Series ROC II R 11930, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	9,715,000	9,715,000
Series ROC II R 11931, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	3,000,000	3,000,000
Series ROC II R 12320, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	11,300,000	11,300,000
Series ROC II R380, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	13,300,000	13,300,000
Series Solar 2006-0112, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	5,000,000	5,000,000
Series 2006 AA1, 0.25% 5/2/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	21,280,000	21,280,000
Series 2008 B1, 0.24% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,100,000	11,100,000
Series 2008 B3, 0.23% 5/2/11 (Liquidity Facility Bank of America NA), VRDN (a)	3,200,000	3,200,000
Series 2008 BB2, 0.23% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	35,400,000	35,400,000
Series F2, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,525,000	3,525,000
Series FF, 0.23% 5/2/11 (Liquidity Facility Bank of America NA), VRDN (a)	1,350,000	1,350,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BA 08 1079, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BA 08 3505, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	4,035,000	4,035,000
Series Putters 3218, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,300,000	5,300,000
Series Putters 3544, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,655,000	10,655,000
Series ROC II R 11903, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	5,800,000	5,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 12319, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	$ 9,500,000	$ 9,500,000
Series WF 11 7C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(f)	5,900,000	5,900,000
Series WF 11-21C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(f)	3,000,000	3,000,000
Series 2003 C1, 0.25% 5/2/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,155,000	1,155,000
Subseries F5, 0.27% 5/6/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	24,900,000	24,900,000
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3680, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,500,000	3,500,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2010, 3% 7/1/11	19,405,000	19,493,095
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,440,000	6,440,000
Series BA 08 1189, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	6,750,000	6,750,000
Series Putters 3239, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,015,000	7,015,000
Series Putters 3518, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,240,000	6,240,000
Series Putters 3800, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,500,000	2,500,000
Series Putters 3875, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	187,950,000	187,950,000
(College of New Rochelle Proj.) Series 2008, 0.36% 5/6/11, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	1,850,000	1,850,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.28% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	17,275,000	17,275,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 27,900,000	$ 27,900,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	17,500,000	17,500,000
Series 2006 B1, 0.29% 5/6/11, LOC Bank of America NA, VRDN (a)	5,550,000	5,550,000
Series 2008 A1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	35,430,000	35,430,000
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	15,300,000	15,332,537
Participating VRDN:
ROC II R 11944, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	6,000,000	6,000,000
Series PT 4623, 0.24% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (a)(f)	17,690,000	17,690,000
Series Putters 3382, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Series Putters 3383, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	11,905,000	11,905,000
Series Putters 3803, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	2,735,000	2,735,000
Series SGA 01 132, 0.27% 5/6/11 (Liquidity Facility Societe Generale) (a)(f)	2,000,000	2,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2002 K, 5% 6/15/11	1,000,000	1,005,837
Participating VRDN Series ROC II R 11945, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	5,490,000	5,490,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11	5,000,000	5,033,667
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	2,000,000	2,000,000
Series 2000 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	12,000,000	12,000,000
(1500 Lexington Avenue Proj.) Series A, 0.24% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	15,475,000	15,475,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.24% 5/6/11, LOC Bank of America NA, VRDN (a)	$ 60,000,000	$ 60,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	14,700,000	14,700,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	22,000,000	22,000,000
Series 2002 A, 0.32% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	40,300,000	40,300,000
Series 2004 A, 0.32% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	9,800,000	9,800,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	48,600,000	48,600,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	45,500,000	45,500,000
(455 West 37th Street Hsg. Proj.) Series A, 0.32% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	81,000,000	81,000,000
(505 West 37th Street Proj.) Series 2008 A, 0.35% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	28,600,000	28,600,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	2,000,000	2,000,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.25% 5/6/11, LOC Bank of New York, New York, VRDN (a)(d)	134,900,000	134,900,000
Series 2008 A, 0.28% 5/6/11, LOC Bank of New York, New York, VRDN (a)(d)	50,000,000	50,000,000
(66 West 38th Street Hsg. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.25% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.25% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	54,400,000	54,400,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.23% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.26% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	30,000,000	30,000,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.29% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)(d)	160,800,000	160,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Saville Hsg. Proj.) Series 2002 A, 0.26% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	$ 10,000,000	$ 10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.28% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	15,400,000	15,400,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.28% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	4,400,000	4,400,000
(South Cove Plaza Proj.) Series A, 0.24% 5/6/11, LOC Freddie Mac, VRDN (a)(d)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.28% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	19,300,000	19,300,000
(West 20th Street Proj.) Series A:
0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	4,300,000	4,300,000
0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	7,300,000	7,300,000
(West 33rd Street Hsg. Proj.) Series A, 0.26% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(West 37th St. Hsg. Proj.):
Series 2008 A, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,900,000	9,900,000
Series 2009 A, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2009 B, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
(West 38th Street Hsg. Proj.) Series A, 0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Worth Street Hsg. Proj.) Series A, 0.23% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	1,100,000	1,100,000
Series 2004 A, 0.25% 5/6/11, LOC Fannie Mae, VRDN (a)(d)	1,150,000	1,150,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	49,000,000	49,000,000
Series 2003 M1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	28,340,000	28,340,000
Series 2003 M2, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,355,000	17,355,000
Series 2008 B3V, 0.23% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,590,000	8,590,000
Series 2008 BAV, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,730,000	27,730,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
0.3% 6/10/11, LOC Barclays Bank PLC, CP	$ 13,800,000	$ 13,800,000
0.3% 7/14/11, LOC Barclays Bank PLC, CP	3,500,000	3,500,000
0.3% 9/6/11, LOC Royal Bank of Canada, CP	14,600,000	14,600,000
0.31% 7/6/11, LOC Royal Bank of Canada, CP	18,000,000	18,000,000
0.36% 9/15/11, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
New York Pwr. Auth.:
Series 1:
0.3% 7/8/11, CP	10,000,000	10,000,000
0.3% 7/8/11, CP	6,000,000	6,000,000
0.3% 8/3/11, CP	17,500,000	17,500,000
0.31% 8/9/11, CP	12,500,000	12,500,000
0.32% 5/13/11, CP	16,200,000	16,200,000
0.32% 6/10/11, CP	3,300,000	3,300,000
0.32% 6/10/11, CP	22,878,000	22,878,000
0.32% 7/7/11, CP	12,000,000	12,000,000
0.32% 8/4/11, CP	16,200,000	16,200,000
0.34% 6/16/11, CP	13,628,000	13,628,000
0.35% 11/29/11, CP	6,960,000	6,960,000
0.36% 11/14/11, CP	22,200,000	22,200,000
Series 2, 0.3% 9/8/11, CP	16,550,000	16,550,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.3% 5/6/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	28,000,000	28,000,000
Series 2004 C3, 0.27% 5/6/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	5,000,000	5,000,000
Series 2005 A3, 0.27% 5/6/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,800,000	12,800,000
New York State Gen. Oblig.:
Bonds:
Series 2009 C, 3% 2/1/12	1,000,000	1,019,352
Series 2011 A, 3% 2/15/12	11,995,000	12,241,955
Series 2011 C, 5% 9/1/11	48,700,000	49,461,322
Series A, 3.5% 3/15/12	1,000,000	1,027,088
Participating VRDN Series ROC II R 11936, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.24% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	2,000,000	2,000,000
New York Urban Dev. Corp. Rev.:
Bonds Series 2008 D, 5% 1/1/12	1,795,000	1,848,959
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Participating VRDN Series Putters 2750, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	$ 14,055,000	$ 14,055,000
Newburgh City School District BAN 1.5% 12/16/11	18,432,968	18,531,731
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	26,400,000	26,431,391
North Tonawanda City School District BAN:
Series 2010 B, 1.25% 9/22/11	16,311,930	16,358,651
Series 2010, 1.5% 9/22/11	18,511,374	18,580,315
Plainedge Union Free School District TAN 1.25% 6/30/11	17,000,000	17,023,394
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.84% 5/6/11, LOC Citibank NA, VRDN (a)(d)	990,000	990,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.26% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	14,370,000	14,370,000
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11	8,000,000	8,009,316
Sewanhaka Central High School District Gen. Oblig. TAN 1.5% 6/23/11	8,000,000	8,012,409
Smithtown Central School District TAN 1.5% 6/30/11	25,300,000	25,346,988
South Huntington Union Free School District TAN 1.5% 6/30/11	18,100,000	18,133,623
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	37,400,000	37,783,258
Three Village Central School District TAN 1.25% 6/30/11	16,000,000	16,023,388
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3330, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	36,730,000	36,730,000
Series ROC II R11934, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	3,750,000	3,750,000
Series 2005 B3, 0.25% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	78,505,000	78,505,000
Series 2005 B4, 0.26% 5/6/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	11,325,000	11,325,000
Union-Endicott Central School District BAN 1.25% 6/30/11	18,150,000	18,158,545
Vestal Gen. Oblig. BAN 1.5% 5/20/11	11,625,000	11,630,894
West Babylon Union Free School District TAN 1.5% 6/24/11	10,200,000	10,216,123
West Seneca Central School District BAN 1.5% 12/1/11	14,500,000	14,583,653
White Plains Gen. Oblig. BAN Series 2010 B, 1.5% 9/16/11	9,186,750	9,221,657
Whitesboro Central School District BAN 1.5% 6/17/11	17,000,000	17,020,008
		4,139,270,545
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 8.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(f)	$ 1,425,000	$ 1,425,000
Series BA 08 1055, 0.39% 5/6/11 (Liquidity Facility Bank of America NA) (a)(d)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.39% 5/6/11 (Liquidity Facility Bank of America NA) (a)(d)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.39% 5/6/11 (Liquidity Facility Bank of America NA) (a)(d)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.39% 5/6/11 (Liquidity Facility Bank of America NA) (a)(d)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.31% 5/6/11 (Liquidity Facility Citibank NA) (a)(d)(f)	81,600,000	81,600,000
Series MS 3249, 0.27% 5/6/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	4,000,000	4,000,000
Series Putters 1546, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,335,000	12,335,000
Series Putters 2945, 0.35% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,665,000	1,665,000
Series Putters 3090, 0.35% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,550,000	5,550,000
Series Putters 3114, 0.35% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	15,790,000	15,790,000
Series Putters 3115, 0.35% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,660,000	6,660,000
Series Putters 3523, 0.36% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	7,365,000	7,365,000
Series ROC II R 11715, 0.32% 5/6/11 (Liquidity Facility Citibank NA) (a)(d)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.32% 5/6/11 (Liquidity Facility Citibank NA) (a)(d)(f)	11,205,000	11,205,000
Series ROC II R 238, 0.32% 5/6/11 (Liquidity Facility Citibank NA) (a)(d)(f)	6,925,000	6,925,000
Series ROC II R 664, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(f)	5,140,000	5,140,000
Series WF 08 2C, 0.36% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	8,710,000	8,710,000
Series 1991 2, 0.34% 5/31/11, VRDN (a)(d)(g)	6,400,000	6,400,000
Series 2004 3, 0.32% 5/6/11, VRDN (a)	5,365,000	5,365,000
Series A:
0.29% 5/12/11, CP (d)	5,005,000	5,005,000
0.3% 5/20/11, CP (d)	20,050,000	20,050,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series A:
0.31% 9/8/11, CP (d)	$ 14,700,000	$ 14,700,000
0.32% 5/2/11, CP (d)	2,075,000	2,075,000
0.32% 8/8/11, CP (d)	13,895,000	13,895,000
0.34% 5/2/11, CP (d)	2,420,000	2,420,000
0.34% 6/16/11, CP (d)	12,000,000	12,000,000
0.34% 6/23/11, CP (d)	24,820,000	24,820,000
0.34% 6/27/11, CP (d)	10,010,000	10,010,000
0.35% 7/7/11, CP (d)	12,500,000	12,500,000
Series B:
0.32% 8/11/11, CP	8,110,000	8,110,000
0.35% 8/4/11, CP	11,990,000	11,990,000
0.36% 6/16/11, CP	12,330,000	12,330,000
0.36% 7/14/11, CP	13,010,000	13,010,000
0.34% 7/14/11, CP (d)	9,210,000	9,210,000
		409,245,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.55% 5/6/11, VRDN (a)	9,600,000	9,600,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.34% 5/6/11, LOC RBS Citizens NA, VRDN (a)	10,800,000	10,800,000
		20,400,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.38% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,650,000	2,650,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.28% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,000,000	4,000,000
Municipal Securities - continued
	Shares	Value
Other - 4.5%
Fidelity Municipal Cash Central Fund, 0.28% (b)(c)	216,008,000	$ 216,008,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,841,373,545)		4,841,373,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,132,737
NET ASSETS - 100%		$ 4,842,506,282
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.34% 5/31/11, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 159,472
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2011, the cost of investment securities for income tax purposes was $4,841,373,545.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2011

1.800352.107

SNM-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
Florida - 0.3%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.29% 5/6/11, LOC Northern Trust Co., VRDN (a)	$ 5,500,000	$ 5,500,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	4,170,000	4,170,000
Massachusetts - 0.2%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (a)	3,300,000	3,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.83% tender 5/20/11, CP mode	3,100,000	3,100,000
New York - 84.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.28% 5/6/11, LOC Bank of America NA, VRDN (a)	6,475,000	6,475,000
Amherst Gen. Oblig. BAN Series 2010 C, 1.5% 7/20/11	3,200,000	3,207,097
Central Islip Union Free School District TAN 1.5% 6/30/11	10,100,000	10,117,199
Commack Union Free School District TAN 1.5% 6/30/11	9,900,000	9,918,231
Connetquot Central School District TAN 1.5% 6/30/11	8,300,000	8,315,270
East Hampton Union Free School District TAN 1.5% 6/30/11	9,400,000	9,416,805
East Ramapo Central School District TAN 1.5% 6/21/11	5,000,000	5,007,371
East Williston Union Free School District TAN 1.5% 6/29/11	4,500,000	4,507,316
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.37% 5/6/11, LOC RBS Citizens NA, VRDN (a)	800,000	800,000
Guilderland Central School District BAN 1.25% 7/21/11	2,605,504	2,609,181
Herricks Union Free School District BAN 1.5% 5/17/11	7,795,000	7,798,434
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2006 F, 5% 5/1/11	7,300,000	7,300,000
Massapequa Union Free School District TAN 1.5% 6/23/11	7,500,000	7,510,813
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	11,590,000	11,590,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26% 5/6/11, LOC Bank of America NA, VRDN (a)	7,250,000	7,250,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.29% 5/6/11 (Liquidity Facility KBC Bank NV), VRDN (a)	3,450,000	3,450,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.32%, tender 5/28/11, LOC Wells Fargo Bank NA (a)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau Health Care Corp. Rev. Bonds: - continued
Series 2009 C2, 0.3%, tender 7/7/11, LOC Wells Fargo Bank NA (a)	$ 4,030,000	$ 4,030,000
New York City Gen. Oblig.:
Bonds:
Series 1997 B, 6.5% 8/15/11	8,675,000	8,830,037
Series 2003 A, 5.5% 8/1/11	2,000,000	2,025,688
Series 2008 J1, 5% 8/1/11	3,165,000	3,201,735
Series 2010 E, 3% 8/1/11	10,000,000	10,067,369
Series 2011 I, 3% 8/1/11	10,045,000	10,113,023
Series G:
5.75% 8/1/11	1,510,000	1,530,244
5.75% 8/1/11 (Escrowed to Maturity) (d)	1,490,000	1,509,975
Participating VRDN:
Series BA 08 1052, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	12,895,000	12,895,000
Series BA 08 1064, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	13,040,000	13,040,000
Series BA 08 1131, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	9,715,000	9,715,000
Series Putters 2279, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Series Putters 2951, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,460,000	4,460,000
Series Putters 3118, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,185,000	5,185,000
Series Putters 3282, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,650,000	6,650,000
Series Puttters 3793, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series 1995 B8, 0.27% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200,000	21,200,000
Series 1995 F3, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Series 1995 F5, 0.27% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	12,370,000	12,370,000
Series 2003 C4, 0.27% 5/6/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	3,500,000	3,500,000
Series 2004 A2, 0.27% 5/6/11, LOC Bank of America NA, VRDN (a)	15,450,000	15,450,000
Series 2004 A6, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J11, 0.26% 5/6/11 (Liquidity Facility KBC Bank NV), VRDN (a)	$ 13,600,000	$ 13,600,000
Series 2008 J7, 0.3% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	31,450,000	31,450,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.33% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,910,000	1,910,000
(Beekman Tower Proj.) Series 2008 A, 0.33% 5/6/11, LOC RBS Citizens NA, VRDN (a)	18,900,000	18,900,000
(The Crest Proj.) Series 2005 A, 0.33% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,800,000	16,800,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.4% 5/6/11, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.26% 5/6/11, LOC Lloyds TSB Bank PLC, VRDN (a)	11,205,000	11,205,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series A, 5.25% 6/15/11	1,225,000	1,232,263
Participating VRDN:
Series BA 08 1192, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	1,950,000	1,950,000
Series BA 08 1206, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	4,400,000	4,400,000
Series BBT 08 15, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,790,000	6,790,000
Series EGL 07 0157, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	5,800,000	5,800,000
Series Putters 1289, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,095,000	2,095,000
Series Putters 2559, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,775,000	1,775,000
Series Putters 3223, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,430,000	12,430,000
Series Putters 3384, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,870,000	1,870,000
Series ROC II R 10381, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	6,105,000	6,105,000
Series ROC II R 11264, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11916, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	$ 8,160,000	$ 8,160,000
Series ROC II R 11931, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	3,750,000	3,750,000
Series 2008 B1, 0.24% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
Series 2008 BB2, 0.23% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	32,200,000	32,200,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2004 D2, 5% 11/1/11	10,185,000	10,421,355
Participating VRDN:
Series BA 08 1075, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1079, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1190, 0.32% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	5,610,000	5,610,000
Series BC 11 6B, 0.24% 5/6/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,250,000	8,250,000
Series BC 11 7B, 0.24% 5/6/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series BC 11 8B, 0.24% 5/6/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,300,000	9,300,000
Series Putters 3857, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series Putters 3868, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750,000	3,750,000
Series ROC II R 10344, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	12,475,000	12,475,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2009 A, 3% 12/15/11	1,000,000	1,015,680
Participating VRDN:
Series Putters 3518, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,245,000	5,245,000
Series Putters 3698 Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.28% 5/6/11, LOC HSBC Bank USA, NA, VRDN (a)	$ 2,470,000	$ 2,470,000
(City Univ. Proj.) Series 2008 C, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	54,200,000	54,200,000
(College of New Rochelle Proj.) Series 2008, 0.36% 5/6/11, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	7,625,000	7,625,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.28% 5/6/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,500,000	4,500,000
(Pratt Institute Proj.) Series 2009 A, 0.25% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	12,500,000	12,500,000
(The Culinary Institute of America Proj.) Series 2006, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (a)	8,350,000	8,350,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	8,400,000	8,400,000
Series 2006 B1, 0.29% 5/6/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	1,000,000	1,002,096
Participating VRDN:
Series BBT 08 18, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,370,000	15,370,000
Series EGL 06 47 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	51,905,000	51,905,000
Series EGL 07 0066, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	10,600,000	10,600,000
Series Putters 1955, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,140,000	10,140,000
Series ROC II R 11722, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	9,535,000	9,535,000
Series ROC II R 11943, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	2,500,000	2,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2002 K, 5% 6/15/11	1,080,000	1,086,232
Participating VRDN:
Series Putters 3155, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810,000	6,810,000
Series Putters 3376, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,450,000	4,450,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev. Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11	$ 1,000,000	$ 1,006,730
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	52,000,000	52,000,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	17,900,000	17,900,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (a)	35,500,000	35,500,000
(505 West 37th Street Proj.):
Series 2009 A, 0.27% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Series 2009 B, 0.27% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,600,000	15,600,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.26% 5/6/11, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 I, 0.28% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,500,000	6,500,000
Series 2003 L, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
Series 2003 M1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (a)	5,500,000	5,500,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.23% 5/6/11, LOC BNP Paribas New York Branch, VRDN (a)	9,100,000	9,100,000
0.3% 6/10/11, LOC Barclays Bank PLC, CP	4,700,000	4,700,000
0.3% 9/6/11, LOC Royal Bank of Canada, CP	20,400,000	20,400,000
0.36% 9/15/11, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
New York Pwr. Auth.:
Series 1:
0.31% 8/9/11, CP	7,222,000	7,222,000
0.31% 8/9/11, CP	12,500,000	12,500,000
0.32% 5/13/11, CP	3,800,000	3,800,000
0.32% 6/10/11, CP	15,800,000	15,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.32% 7/7/11, CP	$ 8,000,000	$ 8,000,000
0.32% 8/4/11, CP	3,800,000	3,800,000
0.34% 6/16/11, CP	2,396,000	2,396,000
0.35% 11/29/11, CP	37,328,000	37,328,000
Series 2, 0.3% 9/8/11, CP	6,260,000	6,260,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.27% 5/6/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,300,000	4,300,000
New York State Gen. Oblig.:
Bonds:
Series 2009 C, 3% 2/1/12	1,000,000	1,019,167
Series 2011 C, 5% 9/1/11	16,600,000	16,859,506
Participating VRDN Series WF 11 39C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	10,000,000	10,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,700,000	14,700,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,880,000	15,880,000
Series Putters 2750, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series SG 163, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (a)(e)	10,760,000	10,760,000
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	9,335,000	9,346,100
North Tonawanda City School District BAN Series 2010, 1.5% 9/22/11	7,000,000	7,026,070
Oceanside Union Free School District TAN 1.5% 6/23/11	20,000,000	20,030,053
Port Jefferson Union Free School District TAN 1.5% 6/30/11	3,400,000	3,405,974
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11	2,000,000	2,002,329
Rocky Point Union Free School District TAN 1.5% 6/30/11	6,000,000	6,009,926
Roslyn Union Free School District TAN 1.5% 6/24/11	7,000,000	7,011,806
Smithtown Central School District TAN 1.5% 6/30/11	9,700,000	9,718,015
South Huntington Union Free School District TAN 1.5% 6/30/11	6,900,000	6,912,818
Suffolk County Gen. Oblig. Bonds Series 2010 B, 3% 10/15/11	5,025,000	5,085,483
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	12,600,000	12,729,119
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.29% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,265,000	$ 3,265,000
Three Village Central School District TAN 1.25% 6/30/11	6,000,000	6,008,771
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2001 A, 5% 1/1/12 (Pre-Refunded to 1/1/12 @ 100) (d)	2,460,000	2,535,191
Participating VRDN Series Putters 3685, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,605,000	5,605,000
Series 2005 B3, 0.25% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (a)	37,460,000	37,460,000
Series 2005 B4, 0.26% 5/6/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	24,005,000	24,005,000
West Babylon Union Free School District TAN 1.5% 6/24/11	3,800,000	3,806,006
West Seneca Central School District BAN 1.5% 12/1/11	5,500,000	5,531,731
White Plains Gen. Oblig. BAN 0.75% 9/16/11	8,912,900	8,925,200
		1,342,809,409
New York & New Jersey - 3.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,405,000	1,405,000
Series Putters 3862, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 11439, 0.27% 5/6/11 (Liquidity Facility Citibank NA) (a)(e)	7,200,000	7,200,000
Series 2006 3, 0.32% 5/6/11, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.32% 5/6/11, VRDN (a)	13,810,000	13,810,000
Series B, 0.35% 8/4/11, CP	4,100,000	4,100,000
		52,635,000
Ohio - 1.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.55% 5/6/11, VRDN (a)	6,800,000	6,800,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.34% 5/6/11, LOC RBS Citizens NA, VRDN (a)	9,600,000	9,600,000
		16,400,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.3% 5/6/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	$ 2,800,000	$ 2,800,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (a)(e)	4,640,000	4,640,000
	Shares
Other - 9.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	149,257,000	149,257,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,584,611,409)		1,584,611,409
NET OTHER ASSETS (LIABILITIES) - 0.9%		13,897,859
NET ASSETS - 100%		$ 1,598,509,268
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 70,319
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2011, the cost of investment securities for income tax purposes was $1,584,611,409.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011